Discontinued Operations (Tables)	6 Months Ended
Sep. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Summary of Disposal Groups Including Discontinued Operations Income Statement, Balance Sheet And Additional Disclosures
The following table presents the classes of assets and liabilities of discontinued operations classified as held for sale as of March 31, 2026 and September 30, 2026.

	Millions of yen
	As of March 31, 2026	As of September 30, 2026
Assets
Cash and Cash Equivalents	¥319,586	¥0
Restricted Cash	2,025	0
Installment Loans	2,685,320	0
Allowance for Credit Losses	(3,852)	0
Investment in Operating Leases	0	0
Investment in Securities	166,331	0
Equity method investments	2,239	0
Trade Notes, Accounts and Other Receivable	826	0
Office Facilities	13,890	0
Other Assets	9,037	0

Total Assets of Discontinued Operations Held for Sale	¥3,195,402	¥0

Liabilities
Short-term Debt	¥28,100	¥0
Deposits	2,623,225	0
Trade Notes, Accounts and Other Payable	1,013	0
Current and Deferred Income Taxes	3,712	0
Long-term Debt	166,600	0
Other Liabilities	120,438	0

Total Liabilities of Discontinued Operations Held for Sale	¥2,943,088	¥0

The following table presents the classes of net income from discontinued operations for the six months ended September 30, 2025 and 2026.

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Revenues:
Finance revenues	¥39,641	¥27,634
Gains (Losses) on investment securities and dividends	(3,975)	0
Services income	1,233	831

Total Revenues	36,899	28,465

Expenses:
Interest expense	8,782	8,126
Services expense	3,529	2,538
Other (income) and expense	10	(24)
Selling, general and administrative expenses	11,916	9,742
Provision for credit losses	207	105
Write-downs of long-lived assets	0	6,827

Total Expenses	24,444	27,314

Operating Income	12,455	1,151
Equity in Net Income (Loss) of Equity method investments	79	(74)
Gains on Sales of Subsidiaries and Equity method investments and Liquidation Losses, net	(3)	124,295

Income from Discontinued Operations before Income Taxes	12,531	125,372
Provision for Income Taxes	3,960	35,830

Net Income from Discontinued Operations	¥8,571	¥89,542